UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street, Suite 200

         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $906,556 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION INC NEW             COM NEW          004930202    18732   630700 SH       Sole                        0        0   630700
ADOBE SYS INC                  COM              00724F101    18609   435500 SH       Sole                        0        0   435500
AMAZON COM INC                 COM              023135106    40058   432400 SH       Sole                        0        0   432400
APPLE INC                      COM              037833100    62197   314000 SH       Sole                        0        0   314000
BAIDU COM INC                  SPON ADR REP A   056752108    10797    27700 SH       Sole                        0        0    27700
BLUE COAT SYSTEMS INC          COM NEW          09534T508    25136   764700 SH       Sole                        0        0   764700
CB RICHARD ELLIS GROUP INC     CL A             12497T101    61564  2856800 SH       Sole                        0        0  2856800
CHINA DIGITAL TV HLDG CO LTD   SPONSORED ADR    16938G107     8860   328400 SH       Sole                        0        0   328400
CISCO SYS INC                  COM              17275R102    25573   944700 SH       Sole                        0        0   944700
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    12052   368900 SH       Sole                        0        0   368900
CROCS INC                      COM              227046109    60140  1633800 SH       Sole                        0        0  1633800
CUMMINS INC                    COM              231021106    22124   173700 SH       Sole                        0        0   173700
DEVRY INC DEL                  COM              251893103    24899   479200 SH       Sole                        0        0   479200
DRYSHIPS INC                   SHS              Y2109Q101     6865    88700 SH       Sole                        0        0    88700
FIRST SOLAR INC                COM              336433107    45322   169655 SH       Sole                        0        0   169655
FORTRESS INVESTMENT GROUP LL   CL A             34958B106     5430   348500 SH       Sole                        0        0   348500
FOSTER WHEELER LTD             SHS NEW          G36535139    20788   134100 SH       Sole                        0        0   134100
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    43547   425100 SH       Sole                        0        0   425100
GARMIN LTD                     ORD              G37260109    21757   224300 SH       Sole                        0        0   224300
GOLDMAN SACHS GROUP INC        COM              38141G104    32516   151200 SH       Sole                        0        0   151200
JONES LANG LASALLE INC         COM              48020Q107    26842   377200 SH       Sole                        0        0   377200
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108     6152   259800 SH       Sole                        0        0   259800
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    24473   207500 SH       Sole                        0        0   207500
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    12561   123400 SH       Sole                        0        0   123400
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    26753   643100 SH       Sole                        0        0   643100
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    38806  1391900 SH       Sole                        0        0  1391900
PRICELINE COM INC              COM NEW          741503403    12520   109000 SH       Sole                        0        0   109000
RESEARCH IN MOTION LTD         COM              760975102    60079   529800 SH       Sole                        0        0   529800
SIGMA DESIGNS INC              COM              826565103     9296   168400 SH       Sole                        0        0   168400
SOTHEBYS                       COM              835898107    11982   314500 SH       Sole                        0        0   314500
STARENT NETWORKS CORP          COM              85528P108    19349  1060200 SH       Sole                        0        0  1060200
TRANSOCEAN INC NEW             SHS              G90073100    20648   144238 SH       Sole                        0        0   144238
UNITED STATES STL CORP NEW     COM              912909108    26141   216200 SH       Sole                        0        0   216200
VISIONCHINA MEDIA INC          SPONS ADR        92833U103    10974  1291100 SH       Sole                        0        0  1291100
VMWARE INC                     CL A COM         928563402    19718   232000 SH       Sole                        0        0   232000
WELLCARE HEALTH PLANS INC      COM              94946T106    13296   313500 SH       Sole                        0        0   313500